As filed with the Securities and Exchange Commission on November 24, 2014.

Securities Act Registration No. 333-
Investment Company Act File No. 811-22553

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

☒  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☐  Post-Effective Amendment No.

and

☒  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒  Amendment No. 9

Miller/Howard High Income Equity Fund

(Exact Name of Registrant as Specified in Charter)

324 Upper Byrdcliffe Road
Woodstock, NY 12498

(Address of Principal Executive Offices)

(845) 679-9166

(Registrant’s Telephone Number, including Area Code)

Annemarie Gilly
Miller/Howard Investments, Inc.
324 Upper Byrdcliffe Road
Woodstock, NY 12498

(Name and Address of Agent for Service)

COPY TO:

Paul S. Schreiber, Esq. Shearman & Sterling LLP 599 Lexington Avenue New York, NY 10022 (212) 848-4000	Thomas A. DeCapo., Esq. Skadden, Arps, Slate, Meagher & Flom LLP 500 Boylston Street Boston, MA 02116

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of the Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (if appropriate, check box)

☐  when declared effective pursuant to Section 8(c)

If appropriate, check the following boxes:

☐  This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement.]

☒  This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is                 .

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee (2)
Common Shares of Beneficial Interest, $.001 par value per share	$1,087,500	$20.00	$21,750,000	$2527.35

(1)	Estimated solely for the purpose of calculating the registration fee.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This registration statement is being filed with respect to the registration of additional common shares of beneficial interest, par value $0.001 per share, of Miller/Howard High Income Equity Fund, a Delaware statutory trust, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-173849 and 811-22553), declared effective on November 24, 2014, are incorporated in this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith

Part C:

Other Information

Item 25.  Financial Statements and Exhibits.

(1) Financial Statements:

Part A: None

Part B:

Audited Financial Statements – included in SAI

Report of Independent Registered Public Accounting Firm – included in SAI

(2) Exhibits:

(2)(a)(i) Declaration of Trust.  Previously filed as Exhibit (2)(a) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on May 2, 2011.*

(2)(a)(ii) First Amendment to Declaration of Trust.  Previously filed as Exhibit (2)(a) (ii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on October 7, 2014

(2)(a)(iii) Second Amendment to Declaration of Trust.  Previously filed as Exhibit (2)(a) (iii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on October 20, 2014

(2)(a)(iv) Third Amendment to Declaration of Trust.  Previously filed as Exhibit (2)(a)(iv) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed October 29, 2014

(2)(b)(i) Bylaws.  Previously filed as Exhibit (2)(b) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on October 7, 2014

2(b)(ii) Amendment to Bylaws.  Previously filed as Exhibit (2)(b)(ii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on October 20, 2014

2(b)(iii) Amendment to Bylaws.  Previously filed as Exhibit (2)(b)(iii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed October 29, 2014

(2)(c) Not Applicable.

(2)(d) Portions of the Declaration of Trust and Bylaws of the Fund defining the rights of holders of common shares of the Fund.  See Items 25(2)(a) and (b).

(2)(e) Form of Dividend Reinvestment Plan.  Previously filed as Exhibit (2)(e) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 3, 2014

(2)(f) Not Applicable.

(2)(g) Form of Investment Advisory Agreement.  Previously filed as Exhibit (2)(g) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on October 7, 2014

(2)(h)(i) Form of Underwriting Agreement.  Previously filed as Exhibit (2)(h)(i) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(h)(ii) Form of Master Agreement Among Underwriters.  Previously filed as Exhibit (2)(h)(ii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(h)(iii) Form of Standard Dealer Agreement.  Previously filed as Exhibit (2)(h)(iii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(h)(iv) Form of Wells Fargo Securities, LLC Structuring Fee Agreement.  Previously filed as Exhibit (2)(h)(iv) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(h)(v) Form of Raymond James & Associates, Inc. Structuring Fee Agreement.  Previously filed as Exhibit (2)(h)(v) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(h)(vi) Form of Ameriprise Financial Services, Inc. Structuring Fee Agreement.  Previously filed as Exhibit (2)(h)(vi) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(h)(vii) Form of Oppenheimer & Co. Inc. Structuring Fee Agreement.  Previously filed as Exhibit (2)(h)(vii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(h)(viii) Form of Stifel, Nicolaus & Co., Inc. Structuring Fee Agreement.  Previously filed as Exhibit (2)(h)(viii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(h)(ix) Form of Sales Incentive Fee Agreement.  Previously filed as Exhibit (2)(h)(ix) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(i) Not Applicable.

(2)(j) Form of Custodian Agreement.  Previously filed as Exhibit (2)(j) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 3, 2014

(2)(k)(i) Form of Administrative Services Agreement.  Previously filed as Exhibit (2)(k)(i) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 3, 2014

(2)(k)(ii) Form of Transfer Agency Agreement.  Previously filed as Exhibit (2)(k)(ii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 3, 2014

(2)(k)(iii) Marketing Agent Agreement.  Previously filed as Exhibit (2)(k)(iii) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 3, 2014

(2)(k)(iv) Investor Support Services Agreement.  Previously filed as Exhibit (2)(k)(iv) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 3, 2014

(2)(k)(v) Form of Fund Accounting Servicing Agreement.  Previously filed as Exhibit (2)(k)(v) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 3, 2014

(2)(l)(i) Opinion and Consent of Counsel.  (filed herewith)

(2)(I)(ii) Opinion and Consent of Special Counsel.  (filed herewith)

(2)(m) Not Applicable.

(2)(n) Consent of Independent Registered Public Accounting Firm.  (filed herewith)

(2)(o) Not Applicable.

(2)(p) Subscription Agreement for Initial Capital.  Previously filed as Exhibit (2)(p) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(q) Not Applicable.

(2)(r) Code of Ethics of the Fund.  Previously filed as Exhibit (2)(r) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

(2)(s) Power of Attorney.  Previously filed as Exhibit (2)(s) to the Registration Statement of the Fund on Form N-2 (File Nos. 333-173849 and 811-22553) filed on November 21, 2014

*  Incorporated herein by reference.

Item 26.  Marketing Arrangements.

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement, Form of Wells Fargo Securities, LLC Structuring Fee Agreement, the Form of Raymond James & Associates, Inc. Structuring Fee Agreement, the Form of Ameriprise Financial Services, Inc. Structuring Fee Agreement, the Form of Oppenheimer & Co. Inc. Structuring Fee Agreement, the Form of Stifel, Nicolaus & Co., Inc. Structuring Fee Agreement and the Form of Sales Incentive Fee Agreement filed herewith as Exhibit (2)(h)(i), Exhibit (2)(h)(ii), Exhibit (2)(h)(iii), Exhibit (2)(h)(iv), Exhibit (2)(h)(v), Exhibit (2)(h)(vi), Exhibit (2)(h)(vii), Exhibit (2)(h)(viii), Exhibit (2)(h)(ix), respectively, to this Registration Statement.

Item 27.  Other Expenses of Issuance and Distribution.

All figures are estimates:

Registration fees	$32,739

Accounting fees and expenses	$20,000

Legal fees and expenses	$800,000

Printing expenses	$300,000

NYSE	$30,000

FINRA fees	$42,763

Promotional	$974,498

Total	$2,200,00

Item 28.  Persons Controlled by or Under Common Control.

None.

Item 29.  Number of Holders of Securities.

Title of Class:                                                                    Number of Record Holders, as of November 21, 2014: 1

Common Share ($.001 par value)

Item 30.  Indemnification.

                                                Under Article IV of the Registrant’s Amended and Restated Declaration of Trust dated October 14, 2014, any past or present Trustee or officer of Registrant will be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by reason of his being or having been a Trustee or officer of Registrant, and against amounts paid and incurred by him in the settlement thereof. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that the Trustee or officer would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses of a Trustee or officer may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by the Trustee or officer to repay the expenses to Registrant in the event that it is ultimately determined that indemnification of the Trustee or officer is not authorized under the Declaration of Trust.

The Registrant will purchase insurance insuring its Trustees and officers against certain liabilities incurred in their capacity as such, and insuring the Registrant against any payments which it is obligated to make to such persons under the foregoing indemnification provisions.

                                                Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Reference is also made to Sections 4 and 8 of the Investment Advisory Agreement between the Registrant and Miller/Howard Investments Inc., a form of which is filed as an exhibit to this registration statement.  Under the Investment Advisory Agreement, the Registrant has agreed to certain limitations on the liability of the Investment Adviser and has agreed to provide certain indemnification.

Reference is made to Section 6 of the Form of Underwriting Agreement, filed as exhibit 2(h)(i) to this Registration Statement.  The Underwriting Agreement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their directors, trustees, certain of their officers and persons who control them against certain liabilities in connection with the offering described therein, including liabilities under the federal securities laws.

Item 31.  Business and Other Connections of Investment Adviser.

Miller/Howard Investments, Inc., a corporation organized under the laws of the State of Delaware, serves as investment adviser to the Fund and is registered as such with the SEC under the Investment Advisers Act of 1940.  The Investment Adviser has provided investment advice with respect to income-producing equity portfolios since 1991, mainly specializing in higher-yielding stock.  Reference is made to “Trustees and Officers” in the Statement of Additional Information and to Schedule A of Part 1 of Form ADV, Uniform Application for Investment Adviser Registration, as amended from time to time, (File No. 801-28170) filed with the Commission for additional information concerning the business and other connections the Investment Adviser.

Item 32.  Location of Accounts and Records.

Certain required books and records are maintained by the Fund or the Investment Adviser at 324 Upper Byrdcliffe Rd., Woodstock, NY, 12498.  The other accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act, and the rules promulgated thereunder, are kept by the Fund or its custodian, transfer agent or administrator.

Item 33.  Management Services.

Not Applicable.

Item 34.  Undertakings.

1.  The Fund undertakes to suspend the offering of common shares until the prospectus is amended, if (1) subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of this Registration Statement; or (2) its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.  Not applicable.

3.  Not applicable.

4.  Not applicable.

5.  The Fund undertakes that:

(a)  for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A under the Securities Act and contained in a form of prospectus filed by the Fund under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)  for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.  Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has caused this Registration Statement to be signed on its behalf by the undersigned duly authorized person, in Woodstock, New York, on the 24th day of November, 2014.

Miller/Howard High Income Equity Fund

By:		/s/ Lowell G. Miller

	Name:	Lowell G. Miller

	Title:	President of the Fund

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Lowell G. Miller	President (Principal Executive Officer) and Trustee	November 24, 2014
(Lowell G. Miller)

/s/ Roger Conrad*	Trustee	November 24, 2014
(Roger Conrad)

/s/ Annemarie Gilly	Chief Operating Officer, Executive Vice President, Secretary and Trustee	November 24, 2014
(Annemarie Gilly)

/s/ Charles I. Leone*	Trustee	November 24, 2014
(Charles I. Leone)

/s/ Mamak Shahbazi*	Trustee	November 24, 2014
(Mamak Shahbazi)

/s/ James E. Hillman*	Trustee	November 24, 2014
(James E. Hillman)

/s/ Helen Hamada	Chief Financial Officer (Principal Financial and Accounting Officer)	November 24, 2014
(Helen Hamada)

*   This filing has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

/s/ Annemarie Gilly	Attorney-in-Fact

(Annemarie Gilly)

Exhibit Index

Exhibit	Description
Item 25(2)(l)(i)	Opinion and Consent of Counsel.
Item 25(2)(l)(ii)	Opinion and Consent of Special Counsel.
Item 25(2)(n)	Consent of Independent Registered Public Accounting Firm.